SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fixed assets useful lives

Assets	Estimated useful lives
Buildings and leasehold improvements	5 to 40	years
Furniture and equipment	3 to 7	years
Telecommunication networks	3 to 20	years

Schedule of useful lives of intangible assets using the straight-line method

Assets	Estimated useful lives
Software	3 to 7	years
Customer relationships and other	5 to 8	years